Share-based compensation (Summary of Activity of Restricted Share Units) (Details) - Restricted Share Units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	1,605,049	1,736,845	1,780,997
Annual grant (in shares)	35,000	520,393	497,960
Partial vesting (in shares)			(361,284)
Forfeitures (in shares)	(239,621)	(117,600)	(180,828)
Units, ending balance (in shares)	937,839	1,605,049	1,736,845
Units, exercisable (in shares)	0
Weighted-average strike price
Units, beginning balance (in dollars per share)	$ 7.41	$ 6.65	$ 6.07
Annual grant (in dollars per share)	8.00	8.50	9.20
Partial vesting (in dollars per share)			7.65
Forfeitures (in dollars per share)	7.74	7.24	5.99
Units, ending balance (in dollars per share)	7.50	$ 7.41	$ 6.65
Units, exercisable (in dollars per share)	$ 0
Number of units outstanding	937,839
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 7.50
Total grant-date fair value	$ 7,034
Weighted-average accumulated percentage of service	67.40%
Stock-based compensation recognized in Additional paid-in capital	$ 4,741
Compensation expense not yet recognized	$ 2,293
Weighted-average period for recognition	1 year 2 months 12 days
Partial Vesting
Units
Partial vesting (in shares)		(534,589)
Weighted-average strike price
Partial vesting (in dollars per share)		$ 6.01
2014 grant
Units
Partial vesting (in shares)	(38,222)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 8.58
2015 grant
Units
Partial vesting (in shares)	(115,634)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 6.33
2016 grant
Units
Partial vesting (in shares)	(134,501)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 4.70
2017 grant
Units
Partial vesting (in shares)	(174,232)
Weighted-average strike price
Partial vesting (in dollars per share)	$ 9.20